Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Compensation Paid or Payable to Key Management

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including Directors. Compensation paid or payable to key management was comprised of the following:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Salaries and remuneration to key management and executive directors	3,897	1,379	714
Non-executive directors’ fees	401	246	150
	4,298	1,625	864

Summary of Transactions Carried Out with Related Parties

The following transactions were carried out with related parties:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Expenses
Remuneration paid as consultancy fees	1,874	874	468
Salaries and wages	1,079	542	246
Other expenses	20	16	13
Share-based payments	1,345	—	—
	4,318	1,432	727

Summary of Warrants Held by Related Parties	As at December 31, 2021 and 2020 the following stock options and warrants were held by related parties:

	2021	2020
Key management and executive directors	6,216,514	1,909,744